Segment reporting - Revenue from external customers (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Revenue from external customers	€ 43,532	€ 17,910
Netherlands
Disclosure of geographical areas [line items]
Revenue from external customers		214
Denmark
Disclosure of geographical areas [line items]
Revenue from external customers	128	859
Belgium
Disclosure of geographical areas [line items]
Revenue from external customers	1,498
Switzerland
Disclosure of geographical areas [line items]
Revenue from external customers	15,310	527
Luxembourg
Disclosure of geographical areas [line items]
Revenue from external customers	€ 26,596	€ 16,310